Equity (Details) - Schedule of Share Price Earnout Tranches	12 Months Ended
Dec. 31, 2023 $ / shares
Schedule of Share Price Earnout Tranches [Line Items]
Change of Control Provisions, Share Price Hurdle	n/a
Change of Control Date, Share Price Hurdle	n/a
Probability of Change of Control, Share Price Hurdle	0.00%
Tranche 1 [Member]
Schedule of Share Price Earnout Tranches [Line Items]
Sale Threshold Price for Tranche 2 - Triggering Event II, Beginning	July 6, 2023
Sale Threshold Price for Tranche 2 - Triggering Event II, Expiration	July 6, 2028
Sale Threshold Price for Tranche 2 - Triggering Event II, Share Price Hurdle	$ 14
Tranche 2 [Member]
Schedule of Share Price Earnout Tranches [Line Items]
Sale Threshold Price for Tranche 2 - Triggering Event II, Beginning	July 6, 2023
Sale Threshold Price for Tranche 2 - Triggering Event II, Expiration	July 6, 2028
Sale Threshold Price for Tranche 2 - Triggering Event II, Share Price Hurdle	$ 16
Threshold Price [Member]
Schedule of Share Price Earnout Tranches [Line Items]
Days Above, Share Price Hurdle	20 years
Measurement Period [Member]
Schedule of Share Price Earnout Tranches [Line Items]
Days Above, Share Price Hurdle	30 years